Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 3.4%
AMAG Pharmaceuticals Inc.(a)	55,178	$551,228
Amicus Therapeutics Inc.(a)(b)	370,967	4,629,668
Ironwood Pharmaceuticals Inc.(a)	236,235	2,584,411
Madrigal Pharmaceuticals Inc.(a)(b)	12,858	1,347,647
Spectrum Pharmaceuticals Inc.(a)(b)	163,826	1,410,542
Vanda Pharmaceuticals Inc.(a)	82,143	1,157,395

		11,680,891

Pharmaceuticals — 96.5%
Aerie Pharmaceuticals Inc.(a)(b)	60,415	1,785,263
Akorn Inc.(a)	149,982	772,407
Allergan PLC	120,467	20,169,790
Amneal Pharmaceuticals Inc.(a)(b)	125,282	898,272
Amphastar Pharmaceuticals Inc.(a)(b)	54,795	1,156,723
Bristol-Myers Squibb Co.	311,274	14,116,276
Catalent Inc.(a)(b)	217,956	11,815,395
Corcept Therapeutics Inc.(a)(b)	160,089	1,784,992
Cymabay Therapeutics Inc.(a)	109,054	780,827
Dermira Inc.(a)(b)	70,615	675,079
Elanco Animal Health Inc.(a)	446,731	15,099,508
Eli Lilly & Co.	128,647	14,252,801
Endo International PLC(a)	311,409	1,283,005
Horizon Therapeutics PLC(a)(b)	277,366	6,673,426
Innoviva Inc.(a)	104,271	1,518,186
Intersect ENT Inc.(a)(b)	48,592	1,105,954
Intra-Cellular Therapies Inc.(a)(b)	75,095	974,733
Jazz Pharmaceuticals PLC(a)	84,756	12,082,815
Johnson & Johnson	520,003	72,426,018
Mallinckrodt PLC(a)(b)	130,129	1,194,584
Merck & Co. Inc.	177,082	14,848,326
Mylan NV(a)(b)	770,410	14,668,606
MyoKardia Inc.(a)(b)	57,982	2,907,218
Omeros Corp.(a)(b)	71,764	1,125,977
Pacira BioSciences Inc.(a)(b)	62,575	2,721,387
Perrigo Co. PLC	187,399	8,923,940
Pfizer Inc.	1,679,832	72,770,322
Phibro Animal Health Corp., Class A	31,658	1,005,775

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)(b)	78,630	$2,490,998
Reata Pharmaceuticals Inc., Class A(a)(b)	24,187	2,282,044
Revance Therapeutics Inc.(a)(b)	60,652	786,656
TherapeuticsMD Inc.(a)(b)	319,894	831,724
Theravance Biopharma Inc.(a)(b)	67,268	1,098,486
Tricida Inc.(a)	40,086	1,581,794
WaVe Life Sciences Ltd.(a)(b)	28,785	751,001
Zoetis Inc.	133,009	15,095,191
Zogenix Inc.(a)(b)	64,341	3,074,213

		327,529,712

Total Common Stocks — 99.9% (Cost: $364,891,183)		339,210,603

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	24,055,581	24,067,609
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	272,851	272,851

		24,340,460

Total Short -Term Investments — 7.2% (Cost: $24,332,196)		24,340,460

Total Investments in Securities — 107.1% (Cost: $389,223,379)		363,551,063

Other Assets, Less Liabilities — (7.1)%		(24,235,799)

Net Assets — 100.0%		$339,315,264

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	24,093,367	(37,786)	24,055,581	$24,067,609	$29,766	(a)	$1,754	$1,002
BlackRock Cash Funds: Treasury, SL Agency Shares	188,281	84,570	272,851	272,851	2,109		—	—

				$24,340,460	$31,875		$1,754	$1,002

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Pharmaceuticals ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$339,210,603	$—	$—	$339,210,603
Money Market Funds	24,340,460	—	—	24,340,460

	$363,551,063	$—	$—	$363,551,063

2